3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Details) - shares	Jan. 31, 2018	Jan. 31, 2017
Details
Anti-dilutive warrants outstanding	2,004,965	429,400
Anti-dilutive warrants outstanding	2,525,000	2,425,000